(Loss) Earnings Per Share (Schedule of Calculation of Basic and Diluted (loss) Earnings Per Share) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Stock Issued During Period, Shares, New Issues		34,500,000
Change in Retained Earnings, Stockholders Equity			$ (150.6)
Net Income (Loss) Attributable to Parent		(586.7)	(150.6)	(1,536.0)
Net (loss) income attributable to common stockholders, Basic		(593.5)	(152.2)	(1,536.0)
Net Income (Loss) Available to Common Stockholders, Diluted		(593.5)	(152.2)	(1,536.0)
Temporary Equity, Accretion to Redemption Value, Adjustment	(6.8)	(6.8)	(1.6)	0
Weighted-average shares outstanding, diluted		241,700,000	230,900,000	229,900,000
Incremental Common Shares Attributable to Share-based Payment Arrangements		0	0	0
Stock Options and RSUs - Diluted				0
Common stock related to acquisitions (in shares)		0	0	0
Incremental Common Shares Attributable to Contingently Issuable Shares - Basic				$ 0
Total shares, Basic		241,700,000	230,900,000	229,900,000
Total shares, Diluted		241,700,000	230,900,000	229,900,000
(Loss) earnings per share, Basic		$ (2.46)	$ (0.66)	$ (6.68)
(Loss) earnings per share, Diluted		$ (2.46)	$ (0.66)	$ (6.68)